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                           THE RIVERFRONT FUNDS, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

April 30, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

        Subject: The Riverfront Funds, Inc. -- Securities Act of
                 1933 Registration No. 33-34154 and Investment
                 Company Act of 1940 File No. 811-6082 -- Rule
                 497(j) Filing

Ladies and Gentlemen:

     On behalf of The Riverfront Funds, Inc. (the "Company"), the undersigned hereby certifies, on behalf of the Company, that the form of Prospectus for The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Ohio Tax-Free Bond Fund, The Riverfront Balanced Fund, The Riverfront Stock Appreciation Fund and The Riverfront Large Company Select Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Company's Registration Statement on Form N-1A as filed on April 28, 1996, and that the text of such post-effective amendment has been filed electronically.


                                        THE RIVERFRONT FUNDS, INC.

                                        By /s/ WALTER B. GRIMM
                                          -------------------------------
                                          Walter B. Grimm, Vice President
                                            and Treasurer